FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 106,434	$ 35,286	$ 83,391
Other investments	1,070	5,135	10,035
Loan receivable	2,556	3,324
Accounts payable and accrued liabilites	53,943
Loans payable	122,676	8,519	$ 14,510
Financial assets at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Other investments	1,070	5,135
Accounts and other receivables	3,310	6,608
Loan receivable	0	0
Total financial assets	4,380	11,743
Financial assets at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	106,434	35,286
Other investments	0	0
Accounts and other receivables	355	1,602
Loan receivable	2,556	3,324
Total financial assets	109,345	40,212
Financial liabilities at fair value through profit or loss [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilites	3,852	2,091
Derivative financial liabilities	26,859	0
Loans payable	0	0
Total financial liabilities	30,711	2,091
Financial liabilities at amortised cost [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilites	50,090	44,055
Derivative financial liabilities	0	0
Loans payable	120,236	8,519
Total financial liabilities	170,326	52,574
Carrying value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	106,434	35,286
Other investments	1,070	5,135
Accounts and other receivables	3,665	8,210
Loan receivable	2,556	3,324
Total financial assets	113,725	51,955
Accounts payable and accrued liabilites	53,943	46,146
Derivative financial liabilities	26,859	0
Loans payable	120,236	8,519
Total financial liabilities	201,038	54,665
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	106,434	35,286
Other investments	1,070	5,135
Accounts and other receivables	3,665	8,210
Loan receivable	2,556	3,324
Total financial assets	113,725	51,955
Accounts payable and accrued liabilites	53,943	46,146
Derivative financial liabilities	26,859	0
Loans payable	120,236	8,519
Total financial liabilities	$ 201,038	$ 54,665